UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax-Free Money Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	12/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Tax-Free Money Fund

DECEMBER 31, 2004	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

February 14, 2005

We hope that you find the annual report for the Dryden Tax-Free Money Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Tax-Free Money Fund (the Fund) is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 12/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	0.80%	$1.00	1.11%	1.19%	1.23%	4 Days	$50.2
iMoneyNet, Inc. Tax-Free National Retail Avg.*	1.14%	N/A	1.58%	1.70%	1.75%	34 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is based on the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of December 27, 2004, the closest reported date prior to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from December 29, 2003, to December 27, 2004, the closest dates to the beginning and end of the Fund’s reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of December 31, 2004.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Dryden Tax-Free Money Fund	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Municipal money market welcomes rise in short-term rates

A period of historically low short-term interest rates drew to a close in 2004. The Federal Reserve (the Fed) increased the target for the federal funds rate—the rate banks charge each other on overnight loans—five times during the year to gradually reduce the amount of monetary stimulus in the U.S. economy. This development was viewed favorably in the tax-exempt money markets as the rise in short-term interest rates generally helped boost yields on money funds that invest in municipal debt securities.

Throughout 2004 we maintained a diversified portfolio of high-quality, short-term debt securities of states, local governments, and municipal authorities. By altering the mix of securities, our strategy allowed the Fund the flexibility to take advantage of attractive investment opportunities that emerged as short-term rates moved progressively higher. Our approach also enabled the Fund to accommodate an outflow of assets associated with the integration of the former Prudential Securities brokerage business with Wachovia Securities, LLC.

Riding out the “January effect”

The “January effect” took hold of the tax-exempt money market in early 2004. This seasonal decline in yields occurred as investors hurried to reinvest cash from coupon payments, bond calls, and maturing debt securities that they received at the beginning of the year. We had prepared the Fund to ride out the January effect by investing in longer-term municipal money market securities in late 2003. Our purchases enabled the Fund to begin 2004 with a weighted average maturity (WAM) positioned longer than its competitive average. (WAM measures a portfolio’s sensitivity to changes in interest rates. It considers the maturity and quantity of each security held in a portfolio.) When municipal money market yields decline, having a longer than average WAM helps a portfolio’s yield remain higher for a longer period of time.

Tax time and rate hikes created investment opportunities

In the first quarter of 2004 we focused on tax-exempt commercial paper (TECP) that matured in the 30- to 60-day range. This helped the Fund meet anticipated asset outflows, including those that typically occur during tax season as investors sell municipal money fund shares to pay their income tax liabilities from mid-April through early May.

The increased selling during tax season helped push yields on municipal money market securities higher. In addition, the level of yields climbed in the second quarter of 2004 amid signs of improvement in the job market and a pick-up in inflation.

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These developments suggested the Fed might soon begin to raise short-term rates to keep a lid on inflationary pressures. We took advantage of the rise in yields during the second quarter by purchasing so-called “put” bonds that paid fixed interest rates for 90 days, after which investors received par and accrued interest for the bonds when they delivered them back for payment.

Finding value among variable-rate debt obligations

The Fed finally began the long-awaited round of rate hikes on June 30, 2004, by increasing the target for the federal funds rate from 1.00% to 1.25%. Additional moves followed, which lifted it from 1.25% to 1.50% in August and from 1.50% to 1.75% in September. Throughout this time we invested in municipal variable-rate debt obligations (VRDOs) with coupon rates that reset to higher levels either on a daily or weekly basis reflecting the rise in short-term rates. These variable-rate securities could also be sold back to their respective remarketing agents at par, given either one or seven days notice.

Among our other purchases were debt securities that matured in early September 2004. This was near the time when the Fund experienced a significant outflow of assets associated with the aforementioned integration of the former Prudential Securities brokerage business with Wachovia Securities. (The significant outflow of assets temporarily pressured the Fund’s yield in September.) Our strategy from the second quarter of 2004 onward allowed the Fund’s WAM to continue to drift lower until it was shorter than its competitive average by the third quarter of the year. This indicated our desire to enhance flexibility in the portfolio.

For the remainder of 2004, we continued to invest primarily in VRDOs along with TECP that matured in the 30-day range. By sticking with this approach, the Fund continued to benefit from the trend toward higher short-term rates as the target for the federal funds rate was increased from 1.75% to 2.00% in November and from 2.00% to 2.25% in December. Shortly after the year ended, it was raised from 2.25% to 2.50%.

Dryden Tax-Free Money Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, at the beginning of the period, and held through the six-month period ended December 31, 2004.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

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be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Tax-Free Money Fund		Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,002	0.96%	$4.83
	Hypothetical	$1,000	$1,020	0.96%	$4.87

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2004, and divided by the 366 days in the Fund’s fiscal year ended December 31, 2004 (to reflect the six-month period).

Dryden Tax-Free Money Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2004

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 100.0%

Alaska 0.8%
Valdez Marine Term Rev., Ser. B Ref-BP Pipelines PJ, F.R.D.D.	VMIG1	2.18%	1/03/05	$400	$400,000

California 5.4%
Calif. St., Mun. Secs. Trust Rcpts., SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	2.19	1/03/05	1,300	1,300,000
California Statewide Cmntys. Dev. Auth. Rev., Biola Univ., Ser. A, F.R.W.D.	VMIG1	2.08	1/06/05	500	500,000
Ind. Dev. Dix Metals Proj., Ser. B, A.M.T, F.R.D.D.	NR	2.30	1/05/05	500	500,000
Mun. Secs. Trust Cert., Rev., Ser. 2001-135, Class A Cert., G.O., F.G.I.C., F.R.D.D.	A-1(c)	2.19	1/03/05	400	400,000

					2,700,000

Delaware 1.4%
Delaware St. Econ. Dev. Auth. Rev., Gas Facs., Delmarva Pwr. & Lt., A.M.T., F.R.D.D.	VMIG2	2.47	1/03/05	700	700,000

Florida 4.7%
Orange Cnty. Hlth. Facs. Auth. Rev., Ser. 171, F.S.A., F.R.W.D.	A-1(c)	2.09	1/06/05	2,350	2,350,000

Georgia 10.5%
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, F.R.D.D.	A-1(c)	2.27	1/03/05	3,750	3,750,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	2.29	1/06/05	1,520	1,520,000

					5,270,000

Illinois 9.6%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	2.09	1/06/05	2,735	2,735,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	9

Portfolio of Investments

as of December 31, 2004 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois (cont’d.)

Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., F.R.W.D.	A-1(c)	2.25%	1/05/05	$1,000	$1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., F.R.D.D.	VMIG1	2.27	1/03/05	800	800,000
Quad Cities Reg. Econ. Dev. Auth. Rev., Two Rivers YMCA Proj., F.R.D.D.	A-1+(c)	2.27	1/03/05	300	300,000

					4,835,000

Indiana 1.8%
South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR	2.13	1/05/05	935	935,000

Kansas 2.6%
Kansas St. Dev. Fin. Auth. Rev. Hays Med. Ctr., Ser. N, F.R.D.D.	VMIG1	2.27	1/03/05	1,310	1,310,000

Maine 6.8%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	2.50	1/06/05	3,395	3,395,000

Maryland 2.8%
Maryland St. Econ. Dev. Corp. Fed. of Amer. Soc., Ser. A., F.R.D.D.	VMIG1	2.22	1/03/05	1,400	1,400,000

Massachusetts 4.0%
Commonwealth of Massachusetts, T.E.C.P.	P-1	2.00	1/12/05	2,000	2,000,000

Minnesota 4.6%
Minneapolis Rev., People Serving People Proj., Ser. A, F.R.D.D.	A-1+(c)	2.27	1/03/05	230	230,000
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	2.19	1/06/05	1,500	1,500,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., F.R.D.D.	VMIG1	2.27	1/03/05	600	600,000

					2,330,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Missouri 14.2%
Missouri St. Hlth. & Edl. Facs. Auth. Edl. Facs. Rev.,	VMIG1	2.27%	1/03/05	$1,150	$1,150,000
Bethesda Hlth. Group., Ser. A, F.R.D.D.	VMIG1	2.27	1/03/05	3,245	3,245,000
St. Louis Univ., F.R.D.D.	VMIG1	2.27	1/03/05	940	940,000
St. Louis Univ., F.R.D.D., Ser. B. Washington Univ., Ser. A, F.R.D.D.	VMIG1	2.18	1/03/05	1,800	1,800,000

					7,135,000

Montana 2.2%
Butte Silver Bow Mont. Poll. Ctrl. Rev., Rhone-Poulenc Inc. Proj., Ser. 1992, F.R.W.D.	Aa2	2.07	1/05/05	1,100	1,100,000

Nebraska 0.5%
Sarpy Cnty. Hosp. Auth. Number 1 Hlth. Facs. Rev., Immanuel Hlth. Sys., Ser. B, F.R.D.D	A-1(c)	2.19	1/03/05	250	250,000

Nevada 1.2%
Truckee Meadows Wtr. Auth. Wtr. Rev., Mun. Secs. Trust Rcpts., Ser. SGA137, F.S.A., F.R.D.D.	A-1+(c)	2.20	1/03/05	600	600,000

New Jersey 1.4%
Mun. Secs. Trust Cert., Rev., Ser. 2001-174, Class A Cert., G.O., F.R.D.D.	A-1(c)	2.19	1/03/05	700	700,000

New York 13.7%
Bank of New York Mun. Cert. Trust Rev., Prince George, Ser. 2, F.R.W.D.	VMIG1	2.20	1/06/05	1,608	1,607,500
Mun. Secs. Trust Cert. Rev., Ser. 2000-109, Class A Cert., F.R.D.D.	VMIG1	2.19	1/03/05	2,200	2,200,000
New York City Trust Cult. Res. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-91, A.M.B.A.C., F.R.D.D.	A-1+(c)	2.19	1/03/05	2,300	2,300,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	11

Portfolio of Investments

as of December 31, 2004 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d.)

Ramapo Hsg. Auth. Rev., Fountainview College Rd., F.R.W.D.	VMIG1	2.09%	1/06/05	$750	$750,000

					6,857,500

Ohio 2.8%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR	2.15	1/06/05	1,410	1,410,000

Texas 4.0%
Austin Util. Sys. Rev., T.E.C.P.	P-1	2.00	1/14/05	2,000	2,000,000

Utah 1.2%
Murray City Utah Hosp. Rev., Ser. C, IHC. Hlth.Svcs., F.R.D.D.	Aa1	2.20	1/03/05	600	600,000

Washington 0.8%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-118, F.R.D.D.	A-1+(c)	2.20	1/03/05	400	400,000

Wisconsin 3.0%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	2.29	1/06/05	1,500	1,500,000

Total Investments 100.0% (cost $50,177,500)(d)					50,177,500
Liabilities in excess of other assets					(7,673)

Net Assets 100.0%					$50,169,827

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.R.W.D.—Floating Rate (Weekly) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

See Notes to Financial Statements.

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T.C.R.S.—Transferable Custodial Receipts.

T.E.C.P.—Tax Exempt Commercial Paper.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2004 was as follows:

Corporate Backed	15.6%
Education	14.9
Nursing Homes	11.3
Multi Family Housing	8.7
Hospital	8.0
State	8.0
Other	7.5
Power	4.8
Lease Backed Revenue	4.6
Transportation	4.4
Utility	4.2
Lifecare Facilities	3.0
Chemical	2.2
Water & Sewer	1.2
Energy	0.8
General Obligation	0.8

100.0%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	13

Statement of Assets and Liabilities

as of December 31, 2004

Assets
Investments, at amortized cost which approximates market value	$50,177,500
Cash	85,944
Receivable for Fund shares sold	161,972
Interest receivable	138,702
Prepaid expenses	7,685

Total assets	50,571,803

Liabilities
Payable for Fund shares reacquired	206,548
Accrued expenses	91,194
Deferred directors’ fees	65,300
Management fee payable	22,458
Dividends payable	10,861
Distribution fee payable	5,615

Total liabilities	401,976

Net Assets	$50,169,827

Net assets were comprised of:
Common stock, $.01 par value	$502,653
Paid-in capital in excess of par	49,667,174

Net assets December 31, 2004	$50,169,827

Net asset value, offering price and redemption price per share, $50,169,827 ÷ 50,265,296 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended December 31, 2004

Net Investment Income
Income
Interest	$1,756,555

Expenses
Management fee	717,628
Distribution fee	179,545
Custodian’s fees and expenses	93,000
Transfer agent’s fees and expenses	91,000
Registration fees	55,000
Legal fees and expenses	34,000
Directors’ fees	25,000
Reports to shareholders	23,000
Audit fee	16,000
Miscellaneous	6,689

Total expenses	1,240,862

Net investment income	515,693

Net Realized Gain On Investments:
Net realized gain on investment transactions	96,458

Net Increase In Net Assets Resulting From Operations	$612,151

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	15

Statement of Changes in Net Assets

	Year Ended December 31,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$515,693	$818,118
Net realized gain on investment transactions	96,458	35,589

Net increase in net assets resulting from operations	612,151	853,707

Dividends and distributions (Note 1)
Dividends from net investment income	(515,693)	(853,707)
Distributions from net realized gains	(96,458)	—

Total dividends and distributions	(612,151)	(853,707)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	454,932,148	681,198,763
Net asset value of shares issued in reinvestment of dividends and distributions	559,034	799,668
Cost of shares reacquired	(594,126,798)	(669,673,108)

Net increase (decrease) in net assets from Fund share transactions	(138,635,616)	12,325,323

Total increase (decrease)	(138,635,616)	12,325,323

Net Assets
Beginning of year	188,805,443	176,480,120

End of year	$50,169,827	$188,805,443

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Tax-Free Money Fund (the “Fund”), formerly known as Prudential Tax-Free Money Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Dryden Tax-Free Money Fund	17

Notes to Financial Statements

Cont’d

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.(“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

18	Visit our website at www.jennisondryden.com

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended December 31, 2004, the Fund incurred fees of approximately $85,500 for the services of PMFS. As of December 31, 2004, approximately $3,600 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distributions and Tax Information

For the year ended December 31, 2004, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, was $515,693 and $96,458 of tax-exempt income and ordinary income, respectively. For the year ended December 31, 2003, the tax character of dividends paid was $818,118 and $35,589 of tax-exempt income and ordinary income, respectively.

As of December 31, 2004, the accumulated undistributed earnings on a tax basis were $65,300 of tax exempt income.

Note 5. Change in Independent Registered Public Accounting Firm (unaudited)

PricewaterhouseCoopers LLP were previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Tax-Free Money Fund	19

Financial Highlights

Year Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.00

Net investment income and net realized gains	.004

Dividends and distributions to shareholders:
Dividends from net investment income	(.003)
Distributions from realized capital gains	(.001)

Total dividends and distributions	(.004)

Net asset value, end of year	$1.00

Total Return(a):	.44%
Ratios/Supplemental Data:
Net assets, end of year (000)	$50,170
Average net assets (000)	$143,636
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86%
Expenses, excluding distribution and service (12b-1) fees	.74%
Net investment income	.36%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Year Ended December 31,
2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.004	.009	.023	.034

(.004)	(.009)	(.023)	(.034)
—	—	—	—

(.004)	(.009)	(.023)	(.034)

$1.00	$1.00	$1.00	$1.00

.42%	.94%	2.26%	3.42%

$188,805	$176,480	$167,929	$166,526
$207,138	$200,609	$182,953	$176,759

.84%	.86%	.87%	.80%
.72%	.73%	.74%	.68%
.39%	.86%	2.18%	3.38%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Prudential Tax-Free Money Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Prudential Tax-Free Money Fund, Inc., d/b/a Dryden Tax-Free Money Fund, (the “Fund”), including the portfolio of investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending December 31, 2003 and the financial highlights for the periods presented prior to December 31, 2004, were audited by another independent registered public accounting firm whose report dated, February 20, 2004, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 24, 2005

22	Visit our website at www.jennisondryden.com

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end, December 31, 2004, as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 2004, of the dividends paid from net investment income, $0.0035 were federally tax-exempt interest dividends. In addition, the fund paid distributions from short-term capital gains of $0.0009 which are taxable as ordinary income.

Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.

Dryden Tax-Free Money Fund	23

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI or the Manager).

Independent Directors2

David E.A. Carson (70), Director since 20033 Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Director since 19963 Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Robin B. Smith (65), Director since 19963 Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (61), Director since 19963 Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (66), Director since 19993 Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

24	Visit our website at www.jennisondryden.com

Interested Director

Robert F. Gunia (58), Vice President and Director since 19963 Oversees 167 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities Incorporated (Prudential Securities).

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Judy A. Rice (57), President since 2003

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 19963

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 20043

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer-Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Dryden Tax-Free Money Fund	25

William V. Healey (51), Chief Legal Officer since 20043

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Hellen Gurian (51), Acting anti-Money Laundering Compliance Officer since 2004

Vice President Prudential (since July 1997) Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Office; Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-present) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

[1]	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

26	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E. A. Carson • Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •

Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •
Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger,
Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Tax-Free Money Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Tax-Free Money Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

MF103E    IFS-A101041    Ed. 02/2005

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended December 31, 2004, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,400 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended December 31, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden Tax-Free Money Fund, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Tax-Free Money Fund, P.O. Box 13964,

Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Dryden Tax-Free Money Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary

Date February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2005

*	Print the name and title of each signing officer under his or her signature.